--------------------------------------------------------------------------------
Alliance
Municipal
Trust
 - Connecticut Portfolio
--------------------------------------------------------------------------------

                             AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 1998
(unaudited)

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


STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-84.4%
            ALABAMA-48%
            Birmingham Finance
            Authority
            (Carraway Methodist
            Health System)
            Series '98A VRDN
$    4,300  8/15/28 (b).............       4.00%             $     4,300,000
            Birmingham Special
            Care Finance Authority
            Facilities
            (Eye Foundation Hospital)
            Series '98A VRDN
     3,000  9/01/18 (b).............       3.85                    3,000,000
                                                             ---------------
                                                                   7,300,000
                                                             ---------------
            ARKANSAS-1.3%
            Blytheville IDR
            (Nucor Corp. Project)
            Series '98 AMT VRDN
     2,000  6/01/28 (b).............       4.20                    2,000,000
                                                             ---------------
            COLORADO-0.1%
            Colorado Student
            Obligation Authority
            (Student Loan Revenue)
            Series '90A AMT VRDN
       200  9/01/24 (b).............       3.95                      200,000
                                                             ---------------
            CONNECTICUT-53.2%
            Connecticut Development
            Authority
            (Exeter Energy Project)
            Series '89B AMT VRDN
     3,700  12/01/19 (b)............       4.70                    3,700,000
            Connecticut Development
            Authority
            (Independent Living)
            Series '90 VRDN
     6,390  7/01/15 (b).............       3.90                    6,390,000
            Connecticut Development
            Authority
            (Rand Whitney Project)
            Series '93 AMT VRDN
     7,500  8/01/23 (b).............       3.60                    7,500,000
            Connecticut Development
            Authority
            Res. Rec. (Exeter Energy
            Project) Series '89C
            AMT VRDN
     3,500  12/01/19 (b)............       4.70                    3,500,000
            Connecticut Development
            Authority IDR
            (Northeast Foods, Inc.)
            Series '98 AMT VRDN
     5,500  6/01/13 (b).............       4.20                    5,500,000
            Connecticut Development
            Authority PCR
            (Central Vermont Public
            Service)
            Series '85 VRDN
     1,000  12/01/15 (b)............       3.15                    1,000,000
            Connecticut Development
            Authority PCR
            (Connecticut Light and
            Power Co.)
            Series '96A AMBAC
            AMT VRDN
     5,900  5/01/31 (b).............       3.80                    5,900,000
            Connecticut GO
            Series '89 Pre-refunded
     1,000  3/01/99 ................       3.80                    1,008,954
            Connecticut GO
            Series '95A
     1,500  3/15/99 ................       3.28                    1,505,824
            Connecticut HEFA
            (Bradley Health Care)
            Series '97B VRDN
     5,600  7/01/29 (b).............       3.50                    5,600,000
            Connecticut HEFA
            (Charlotte Hungerford
            Hospital)
            Series '98C VRDN
     1,500  7/01/13 (b).............       3.60                    1,500,000
            Connecticut HEFA
            (Jerome Home Project)
            Series '97C VRDN
     3,730  7/01/29 (b).............       3.50                    3,730,000
            Connecticut HEFA
            (Pomfret School Issue)
            Series '95A VRDN
     1,000  7/01/24 (b).............       4.00                    1,000,000
            Connecticut HEFA
            (St. Raphel Hospital)
            Series '98J VRDN
     2,000  7/01/22 (b).............       3.90                    2,000,000
            Connecticut HEFA
            (St. Raphel Hospital)
            Series '98K VRDN
     1,000  7/01/22 (b).............       3.90                    1,000,000

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Connecticut HEFA
            (Yale University)
            Series '97T-1 VRDN
$    5,800  7/01/29 (b).............       3.70%             $     5,800,000
            Connecticut Special
            Assessment Unemployment
            Compensation
            Series '93C FGIC PPB
     5,000  11/15/01 (b)............       3.60                    5,000,000
            Connecticut Special Tax
            Obligation
            (2nd Lien Transportation
            Infrastructure)
            Series '90-1 VRDN
    12,300  12/01/10 (b)............       4.10                   12,300,000
            Connecticut Special Tax
            Obligation
            (Transport Infrastructure)
            Series '89 Pre-refunded
     1,000  7/01/99 ................       3.69                    1,033,235
            Connecticut Special Tax
            Obligation
            (Transport Infrastructure)
            Series A Pre-refunded
     1,950  2/01/99 ................       3.25                    1,995,243
            Connecticut Special Tax
            Obligation
            (Transportation
            Infrastructure)
            Series C
     1,000  12/01/99 ...............       3.00                    1,032,192
            Stafford GO BAN
            Series '98
       960  8/04/99 ................       3.73                      960,323
            Stamford GO
            Series '85
     1,000  12/15/99 ...............       3.00                    1,039,625
            Thomaston GO
            Series '98 FSA
       800  9/15/99 ................       3.38                      812,739
                                                             ---------------
                                                                  80,808,135
                                                             ---------------
            DELAWARE-4.6%
            Delaware Economic
            Development Authority IDR
            (Delaware Clean Power
            Project) Series '97A
            AMT VRDN
     4,500  8/01/29 (b).............       4.20                    4,500,000
            Delaware Economic
            Development Authority IDR
            (Delmarva Power & Light)
            Series '88 AMT VRDN
     2,400  10/01/17 (b)............       4.95                    2,400,000
                                                             ---------------
                                                                   6,900,000
                                                             ---------------
            GEORGIA-1.6%
            Municipal Electric
            Authority of Georgia
            Series '85C VRDN
     2,400  3/01/20 (b).............       4.15                    2,400,000
                                                             ---------------
            ILLINOIS-0.7%
            St. Charles IDA
            (Pier 1 Imports -
            Midwest Project)
            AMT VRDN
     1,000  12/15/26 (b)............       4.15                    1,000,000
                                                             ---------------
            LOUISIANA-3.3%
            Calcasieu Parish IDR
            (Citgo Petroleum Corp.)
            Series '96 AMT VRDN
     2,000  7/01/26 (b).............       5.25                    2,000,000
            West Baton Rouge IDA
            (Dow Chemical Co.)
            Series '95 AMT VRDN
     3,000  11/01/25 (b)............       5.30                    3,000,000
                                                             ---------------
                                                                   5,000,000
                                                             ---------------
            PENNSYLVANIA-2.6%
            Montgomery County
            (Pennsylvania Higher
            Education & Health Loan)
            Series '96A VRDN
     4,000  8/01/21 (b).............       4.10                    4,000,000
                                                             ---------------
            SOUTH CAROLINA-2.8%
            Berkeley County IDA
            (Nucor Corp. Project)
            Series '95 AMT VRDN
     1,900  9/01/28 (b).............       4.20                    1,900,000
            Berkeley County IDR
            (Nucor Corp. Project)
            Series '97 AMT VRDN
     2,300  4/01/30 (b).............       4.20                    2,300,000
                                                             ---------------
                                                                   4,200,000
                                                             ---------------
            TENNESSEE-3.3%
            Volunteer State Student Loan
            (Student Funding Corp.)
            Series '87A-3 AMT VRDN
     5,000  12/01/17 (b)............       4.50                    5,000,000
                                                             ---------------

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            TEXAS-2.2%
            Brazos River
            (Dow Chemical Harbor
            Navigation District Project)
            Series '98 AMT VRDN
$    3,400  3/01/28 (b).............       5.30%             $     3,400,000
                                                             ---------------
            VIRGINIA-2.6%
            Peninsula Ports Authority IDR
            (Ziegler Coal Project)
            Series '97 AMT VRDN
     3,900  5/01/22 (b).............       5.20                    3,900,000
                                                             ---------------
            WASHINGTON-1.3%
            Port of Port Angeles IDR
            (Daishowa America Project)
            Series '91 AMT VRDN
     2,000  6/01/06 (b).............       4.10                    2,000,000
                                                             ---------------
            Total Municipal Bonds
            (amortized cost
            $128,108,135)...........                             128,108,135
                                                             ---------------
            COMMERCIAL PAPER-15.5%
            CONNECTICUT-15.5%
            Connecticut HEFA
            (Yale University) Series P
     5,000  3/10/99 ................       2.75                    5,000,000
            Connecticut HEFA
            (Yale University) Series P
     3,500  3/01/99 ................       3.15                    3,500,000
            Connecticut Special
            Assessment Injury Fund
            Series '97
     6,000  1/28/99 ................       2.90                    6,000,000
            Connecticut Special
            Assessment Injury Fund
            Series '97
     4,000  2/18/99 ................       2.95                    4,000,000
            Connecticut Special
            Assessment Injury Fund
            Series '97
     3,000  2/25/99 ................       2.95                    3,000,000
            Connecticut Special
            Assessment Injury Fund
            Series '97
     2,000  2/01/99 ................       3.05                    2,000,000
                                                             ---------------
            Total Commercial Paper
            (amortized cost
            $23,500,000)............                              23,500,000
                                                             ---------------
            TOTAL INVESTMENTS-99.9%
            (amortized cost
            $151,608,135)...........                             151,608,135
            Other assets less
            liabilities-0.1%........                                 180,444
                                                             ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            151,818,171 shares
            outstanding)............                         $   151,788,579
                                                             ===============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:

    AMBAC  American Municipal Bond Assurance Corporation
    AMT    Alternative Minimum Tax
    BAN    Bond Anticipation Note
    FSA    Financial Security Assurance
    FGIC   Financial Guaranty Insurance Company
    GO     General Obligation
    HEFA   Health & Educational Facility Authority
    IDA    Industrial Development Authority
    IDR    Industrial Development Revenue
    PCR    Pollution Control Revenue

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998 (unaudited)
                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $    2,503,818
EXPENSES
   Advisory fee (Note B)................................................    $      373,674
   Distribution assistance and administrative service (Note C)..........           319,221
   Custodian fees.......................................................            37,828
   Transfer agency (Note B).............................................            28,326
   Registration fees....................................................             8,977
   Audit and legal fees.................................................             5,809
   Printing.............................................................             5,352
   Trustees' fees.......................................................             1,197
   Miscellaneous........................................................             1,263
                                                                            --------------
   Total expenses.......................................................           781,647
   Less: expense reimbursement..........................................           (34,300)
                                                                            --------------
   Net expenses.........................................................                               747,347
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $    1,756,471
                                                                                                ==============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 1998     Year Ended
                                                                               (unaudited)       June 30, 1998
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................    $    1,756,471      $    3,174,536
   Net change in unrealized appreciation of investments.................                -0-               (932)
                                                                            --------------      --------------
   Net increase in net assets from operations...........................         1,756,471           3,173,604
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................        (1,756,471)         (3,174,536)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................        27,681,613          21,495,926
                                                                            --------------      --------------
   Total increase.......................................................        27,681,613          21,494,994
NET ASSETS
   Beginning of year....................................................       124,106,966         102,611,972
                                                                            --------------      --------------
   End of period........................................................    $  151,788,579      $  124,106,966
                                                                            ==============      ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1998, the reimbursement amounted to $34,300.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,392 for the six months ended December 31, 1998.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of up to .25% of the average daily value of the Port-

NOTES TO FINANCIAL STATEMENTS
(continued)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

folio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $186,837. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $132,384, of which $46,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $29,592, of which $10,717 expires in 2000, $16,849 expires in 2002 and $2,026 expires in the year 2004.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1998, capital paid-in aggregated $151,818,171. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 1998      June 30,
                                                                               (unaudited)           1998
                                                                            ----------------   ----------------
Shares sold.............................................................       268,472,137         433,663,681
Shares issued on reinvestments of dividends.............................         1,756,471           3,174,536
Shares redeemed.........................................................      (242,546,995)       (415,342,291)
                                                                              ------------        ------------
Net increase ...........................................................        27,681,613          21,495,926
                                                                              ============        ============

FINANCIAL HIGHLIGHTS            Alliance Municipal Trust - Connecticut Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                              Six Months
                                                 Ended
                                             December 31,                      Year Ended June 30,
                                                 1998          ------------------------------------------------------
                                              (unaudited)       1998        1997        1996        1995        1994
                                              -----------      ------      ------      ------      ------      ------
Net asset value, beginning of year .........    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                ------         ------      ------      ------      ------      ------
Income From Investment Operations
Net investment income (a) ..................      .012           .027        .027        .028        .028        .017
                                                ------         ------      ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .......     (.012)         (.027)      (.027)      (.028)      (.028)      (.017)
                                                ------         ------      ------      ------      ------      ------
Net asset value, end of period .............    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                ======         ======      ======      ======      ======      ======
Total Return
Total investment return based on net
   asset value (b) .........................      2.36%(c)       2.75%       2.76%       2.88%       2.78%       1.71%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..  $151,789       $124,107    $102,612     $95,812     $75,991     $57,314
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ........................      1.00%(c)        .93%        .80%        .80%        .80%        .77%
   Expenses, before waivers and
     reimbursements ........................      1.05%(c)       1.06%       1.10%       1.15%       1.21%       1.21%
   Net investment income (a) ...............      2.35%(c)       2.69%       2.72%       2.84%       2.77%       1.69%

--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c) Annualized.

                                                              -----------------
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Alliance Municipal Trust - Connecticut Portfolio                U.S. POSTAGE
1345 Avenue of the Americas, New York, NY 10105                      PAID
Toll free 1 (800) 221-5672                                      New York, NY
                                                               Permit No. 7131
                                                              -----------------

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |2| |8| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACTSR